CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 13,255	$ (11,941)	$ 1,314	$ 40,466	$ 4,188
Unrealized losses on cash flow hedge			(10,159)	0	0
Income tax benefit			1,984	0	0
Other comprehensive income	$ (2,275)	$ (5,900)	(8,175)	0	0
Comprehensive income (loss)			$ (6,861)	$ 40,466	$ 4,188